OTHER LONG-TERM RECEIVABLES AND INVESTMENT	12 Months Ended
Dec. 31, 2014
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
OTHER LONG-TERM RECEIVABLES AND INVESTMENT
NOTE 4  -     OTHER LONG-TERM RECEIVABLES AND INVESTMENT

	December 31,
	2 0 1 4	2 0 1 3

	$ in thousands

Deposits on leased vehicle and other(see also Note 8b2)	11	7
Loan to non-affiliated companies (see Note 1 and (1) below)	68	80
	79	87

On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2013 the Company holds 2% of MCL's ordinary shares. In 2013 the Company recognized full impairment of the investment.